Organization, Nature of Business, and Risk and Uncertainties (Details)	9 Months Ended
Sep. 30, 2020
Organization, Nature of Business, and Risk and Uncertainties
Number of months cash and Investments sufficient to fund operating and capital expenditure	12 months